Guarantor Statements (Statement Of Financial Position) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets
Cash and cash equivalents	$ 552.5	$ 270.1
Trade receivables, net	317.1	365.4
Other receivables	51.7	28.9
Inventories	583.6	587.8
Prepaid expenses and other	63.2	62.5
Current assets of business held for sale	2,402.6	30,823.3
Total current assets	3,970.7	32,138.0
Property, plant and equipment, net	500.0	499.0
Deferred charges and other	231.8	45.0
Goodwill	1,454.7	1,461.8	$ 1,317.3
Intangible assets, net	1,641.8	1,719.5
Total assets	7,799.0	35,863.3
Liabilities and Shareholders' Equity
Current portion of long-term debt	26.9	169.8
Accounts payable	584.7	558.3
Accrued wages and salaries	55.1	66.0
Accrued interest	65.0	78.1
Other current liabilities	159.4	173.1
Current liabilities of business held for sale	537.6	26,861.4
Total current liabilities	1,428.7	27,906.7
Long-term debt, net of current portion	4,624.3	5,522.7
Deferred income taxes	35.0	415.8
Other long-term liabilities	121.4	71.2
Total liabilities	6,209.4	33,916.4
Shareholders' equity
Accumulated (deficit) earnings	(180.1)	(925.9)
Accumulated other comprehensive loss	(235.8)	309.0
Total shareholders' equity	1,581.3	758.0
Non-controlling interest	8.3	1,188.9
Total equity	1,589.6	1,946.9	1,817.2	$ 1,588.1
Total liabilities and equity	7,799.0	35,863.3
Eliminations [Member]
Assets
Intercompany receivables	(1,931.3)	(1,624.2)
Other receivables		(1.0)
Inventories	(12.1)	(11.8)
Prepaid expenses and other		0.1
Current assets of business held for sale	(10.1)	(12.9)
Total current assets	(1,953.5)	(1,649.8)
Long-term intercompany receivables	(403.2)	(426.4)
Deferred charges and other	(195.4)	(256.4)
Investments in subsidiaries	(6,160.3)	(6,020.4)
Total assets	(8,712.4)	(8,353.0)
Liabilities and Shareholders' Equity
Current portion of long-term debt	(0.2)	(3.9)
Intercompany accounts payable	(1,913.1)	(1,629.6)
Other current liabilities	(0.1)	(1.0)
Total current liabilities	(1,913.4)	(1,634.5)
Long-term intercompany debt	(421.4)	(417.1)
Deferred income taxes	(200.6)	(262.1)
Total liabilities	(2,535.4)	(2,313.7)
Shareholders' equity
Other capital	534.4	(43.1)
Accumulated (deficit) earnings	(7,117.4)	(6,335.8)
Accumulated other comprehensive loss	406.0	339.6
Total shareholders' equity	(6,177.0)	(6,039.3)
Total equity	(6,177.0)	(6,039.3)
Total liabilities and equity	(8,712.4)	(8,353.0)
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	1.8	4.8
Trade receivables, net	42.9	61.2
Intercompany receivables	1,648.3	1,288.1
Other receivables	1.8	2.3
Inventories	162.6	144.6
Prepaid expenses and other	4.0	5.0
Current assets of business held for sale	1,379.0	1,487.5
Total current assets	3,240.4	2,993.5
Property, plant and equipment, net	122.1	124.1
Long-term intercompany receivables	70.3	96.6
Deferred charges and other	0.6	0.7
Goodwill	611.4	650.2
Intangible assets, net	609.5	658.9
Investments in subsidiaries	1,262.5	1,290.3
Total assets	5,916.8	5,814.3
Liabilities and Shareholders' Equity
Current portion of long-term debt	4.3	4.2
Accounts payable	124.2	79.2
Accrued wages and salaries	1.5	1.6
Other current liabilities	15.3	20.5
Current liabilities of business held for sale	157.8	181.5
Total current liabilities	303.1	287.0
Long-term debt, net of current portion	57.3	61.1
Long-term intercompany debt	295.0	302.1
Deferred income taxes	357.6	431.0
Other long-term liabilities	3.1	3.0
Total liabilities	1,016.1	1,084.2
Shareholders' equity
Other capital	803.7	1,089.9
Accumulated (deficit) earnings	4,303.0	3,814.1
Accumulated other comprehensive loss	(206.0)	(173.9)
Total shareholders' equity	4,900.7	4,730.1
Total equity	4,900.7	4,730.1
Total liabilities and equity	5,916.8	5,814.3
Nonguarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	227.0	157.4
Trade receivables, net	165.3	158.0
Intercompany receivables	283.0	335.4
Other receivables	27.6	18.9
Inventories	204.6	198.3
Prepaid expenses and other	23.6	23.0
Current assets of business held for sale	482.5	445.6
Total current assets	1,413.6	1,336.6
Property, plant and equipment, net	155.0	164.0
Long-term intercompany receivables	11.6	12.5
Deferred charges and other	68.6	40.2
Goodwill	285.9	309.2
Intangible assets, net	261.9	294.7
Investments in subsidiaries	(2.9)
Total assets	2,193.7	2,157.2
Liabilities and Shareholders' Equity
Current portion of long-term debt	7.8	13.6
Accounts payable	238.1	253.5
Intercompany accounts payable	35.1
Accrued wages and salaries	29.3	32.6
Accrued interest		0.1
Other current liabilities	77.8	80.8
Current liabilities of business held for sale	298.1	236.7
Total current liabilities	686.2	617.3
Long-term debt, net of current portion	13.8	17.4
Long-term intercompany debt	114.8	102.4
Deferred income taxes	70.6	86.7
Other long-term liabilities	45.8	43.0
Total liabilities	931.2	866.8
Shareholders' equity
Other capital	(1,361.9)	(1,074.9)
Accumulated (deficit) earnings	2,814.5	2,521.7
Accumulated other comprehensive loss	(200.0)	(165.2)
Total shareholders' equity	1,252.6	1,281.6
Non-controlling interest	9.9	8.8
Total equity	1,262.5	1,290.4
Total liabilities and equity	2,193.7	2,157.2
Parent [Member]
Assets
Cash and cash equivalents	276.6	6.0
Trade receivables, net	108.9	146.2
Intercompany receivables		0.7
Other receivables	65.7	7.7
Inventories	228.5	256.7
Prepaid expenses and other	35.3	33.8
Current assets of business held for sale	551.2	576.9
Total current assets	1,266.2	1,028.0
Property, plant and equipment, net	222.9	210.1
Long-term intercompany receivables	321.3	317.3
Deferred charges and other	200.4	245.3
Goodwill	557.4	502.4
Intangible assets, net	770.4	765.8
Investments in subsidiaries	4,900.7	4,730.1
Total assets	8,239.3	7,799.0
Liabilities and Shareholders' Equity
Current portion of long-term debt	535.0	13.9
Accounts payable	222.4	224.1
Intercompany accounts payable	1,878.0	1,629.6
Accrued wages and salaries	24.6	26.3
Accrued interest	55.0	48.5
Other current liabilities	59.3	66.0
Current liabilities of business held for sale	81.7	92.4
Total current liabilities	2,856.0	2,100.8
Long-term debt, net of current portion	3,615.3	3,652.8
Long-term intercompany debt	11.6	12.6
Deferred income taxes	59.4	160.2
Other long-term liabilities	71.5	18.4
Total liabilities	6,613.8	5,944.8
Shareholders' equity
Other capital	2,096.8	2,107.1
Accumulated (deficit) earnings	(235.6)	(42.8)
Accumulated other comprehensive loss	(235.7)	(210.1)
Total shareholders' equity	1,625.5	1,854.2
Total equity	1,625.5	1,854.2
Total liabilities and equity	8,239.3	7,799.0
SB/RH [Member]
Assets
Cash and cash equivalents	505.4	168.2
Trade receivables, net	317.1	365.4
Other receivables	95.1	27.9
Inventories	583.6	587.8
Prepaid expenses and other	62.9	61.9
Current assets of business held for sale	2,402.6	2,497.1
Total current assets	3,966.7	3,708.3
Property, plant and equipment, net	500.0	498.2
Deferred charges and other	74.2	29.8
Goodwill	1,454.7	1,461.8
Intangible assets, net	1,641.8	1,719.4
Total assets	7,637.4	7,417.5
Liabilities and Shareholders' Equity
Current portion of long-term debt	546.9	27.8
Accounts payable	584.7	556.8
Accrued wages and salaries	55.4	60.5
Accrued interest	55.0	48.6
Other current liabilities	152.3	166.3
Current liabilities of business held for sale	537.6	510.6
Total current liabilities	1,931.9	1,370.6
Long-term debt, net of current portion	3,686.4	3,731.3
Deferred income taxes	287.0	415.8
Other long-term liabilities	120.4	64.4
Total liabilities	6,025.7	5,582.1
Shareholders' equity
Other capital	2,073.0	2,079.0
Accumulated (deficit) earnings	(235.5)	(42.8)
Accumulated other comprehensive loss	(235.7)	(209.6)
Total shareholders' equity	1,601.8	1,826.6
Non-controlling interest	9.9	8.8
Total equity	1,611.7	1,835.4	$ 1,829.4	$ 1,572.8
Total liabilities and equity	$ 7,637.4	$ 7,417.5